DIREXION SHARES ETF TRUST

Direxion Daily 7-10 Year Treasury Bear 1X Shares (TYNS)

Direxion Daily 20+ Year Treasury Bear 1X Shares (TYBS)

Direxion Daily Corporate Bond Bear 1X Shares

Direxion Daily Municipal Bond Taxable Bear 1X Shares

Direxion Daily Small Cap Bear 1X Shares

Direxion Daily Total Bond Market Bear 1X Shares (SAGG)

Supplement dated September 27, 2016 to the

Prospectus and Statement of Additional Information (“SAI”)

each dated February 29, 2016, as last supplemented June 13, 2016

Effective September 30, 2016, Rafferty Asset Management, LLC (“Rafferty”), investment adviser to the Direxion Daily 7-10 Year Treasury Bear 1X Shares, Direxion Daily 20+ Year Treasury Bear 1X Shares, Direxion Daily Corporate Bond Bear 1X Shares, Direxion Daily Municipal Bond Taxable Bear 1X Shares, Direxion Daily Small Cap Bear 1X Shares and the Direxion Daily Total Bond Market Bear 1X Shares, each a series of the Direxion Shares ETF Trust (each a “Fund” and collectively, the “Funds”), has agreed to a reduce the Management Fee for each Fund from 0.45% to 0.35%.

In addition, Rafferty has contractually agreed to waive all or a portion of its Management Fee and/or to reimburse the Funds for “Other Expenses” through September 1, 2018, to the extent that a Fund’s Total Annual Fund Operating Expenses exceed 0.45% of the Fund’s daily net assets, pursuant to the Operating Expense Limitation Agreement as described below and in the Funds’ Prospectus.

In accordance with these changes, as of September 30, 2016, the “Annual Fund Operating Expenses” table and corresponding “Expense Example” appearing in the summary section of the Prospectus for the Direxion Daily 7-10 Year Treasury Bear 1X Shares under the heading “Fees and Expenses of the Fund” are hereby replaced with the following:

ANNUAL FUND OPERATING EXPENSES
(expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.35%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses of the Fund	2.79%
Acquired Fund Fees and Expenses	0.01%

Total Annual Fund Operating Expenses	3.15%
Expense Cap/Reimbursement(1)	(2.69)%

Total Annual Fund Operating Expenses After Expense Cap/Reimbursement	0.46%

(1)	Rafferty Asset Management, LLC (“Rafferty” or the “Adviser”) has entered into an Operating Expense Limitation Agreement with the Fund. Under the Operating Expense Limitation Agreement, Rafferty has contractually agreed to cap all or a portion of its management fee and/or reimburse the Fund for Other Expenses through September 1, 2018, to the extent that the Fund’s Total Annual Fund Operating Expenses exceed 0.45% of the Fund’s daily net assets (excluding, as applicable, among other expenses, any front-end or contingent deferred sales loads, taxes, swap financing and related costs, acquired fund fees and expenses, dividends or interest on short positions, other interest expenses, brokerage commissions, expenses incurred in connection with any merger or reorganization and extraordinary expenses such as litigation or other expenses outside the typical day-to-day operations of the Fund).

Any expense cap is subject to reimbursement by the Fund within the following three years only if overall expenses fall below these percentage limitations. This agreement may be terminated or revised at any time with the consent of the Board of Trustees.

Expense Example

The example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$47	$718	$1,414	$3,269

As of September 30, 2016, the “Annual Fund Operating Expenses” table and corresponding “Expense Example” appearing in the summary section of the Prospectus for the Direxion Daily 20+ Treasury Bear 1X Shares under the heading “Fees and Expenses of the Fund” are hereby replaced with the following:

ANNUAL FUND OPERATING EXPENSES
(expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.35%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses of the Fund	0.50%
Acquired Fund Fees and Expenses	0.01%

Total Annual Fund Operating Expenses	0.86%
Expense Cap/Reimbursement(1)	(0.40)%

Total Annual Fund Operating Expenses After Expense Cap/Reimbursement	0.46%

(1)	Rafferty Asset Management, LLC (“Rafferty” or the “Adviser”) has entered into an Operating Expense Limitation Agreement with the Fund. Under the Operating Expense Limitation Agreement, Rafferty has contractually agreed to cap all or a portion of its management fee and/or reimburse the Fund for Other Expenses through September 1, 2018, to the extent that the Fund’s Total Annual Fund Operating Expenses exceed 0.45% of the Fund’s daily net assets (excluding, as applicable, among other expenses, any front-end or contingent deferred sales loads, taxes, swap financing and related costs, acquired fund fees and expenses, dividends or interest on short positions, other interest expenses, brokerage commissions, expenses incurred in connection with any merger or reorganization and extraordinary expenses such as litigation or other expenses outside the typical day-to-day operations of the Fund).

Any expense cap is subject to reimbursement by the Fund within the following three years only if overall expenses fall below these percentage limitations. This agreement may be terminated or revised at any time with the consent of the Board of Trustees.

Expense Example

The example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$47	$234	$438	$1,024

Additionally, as of September 30, 2016, the “Annual Fund Operating Expenses” table and corresponding “Expense Example” appearing in the summary section of the Prospectus for the Direxion Daily Total Bond Market Bear 1X Shares under the heading “Fees and Expenses of the Fund” are hereby replaced with the following:

ANNUAL FUND OPERATING EXPENSES
(expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.35%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses of the Fund	1.89%
Acquired Fund Fees and Expenses	0.01%

Total Annual Fund Operating Expenses	2.25%
Expense Cap/Reimbursement(1)	(1.79)%

Total Annual Fund Operating Expenses After Expense Cap/Reimbursement	0.46%

(1)	Rafferty Asset Management, LLC (“Rafferty” or the “Adviser”) has entered into an Operating Expense Limitation Agreement with the Fund. Under the Operating Expense Limitation Agreement, Rafferty has contractually agreed to cap all or a portion of its management fee and/or reimburse the Fund for Other Expenses through September 1, 2018, to the extent that the Fund’s Total Annual Fund Operating Expenses exceed 0.45% of the Fund’s daily net assets (excluding, as applicable, among other expenses, any front-end or contingent deferred sales loads, taxes, swap financing and related costs, acquired fund fees and expenses, dividends or interest on short positions, other interest expenses, brokerage commissions, expenses incurred in connection with any merger or reorganization and extraordinary expenses such as litigation or other expenses outside the typical day-to-day operations of the Fund).

Any expense cap is subject to reimbursement by the Fund within the following three years only if overall expenses fall below these percentage limitations. This agreement may be terminated or revised at any time with the consent of the Board of Trustees.

Expense Example

The example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$47	$530	$1,041	$2,445

Furthermore, as of September 30, 2016, the “Annual Fund Operating Expenses” table and corresponding “Expense Example” appearing in the summary section of the Prospectus for the Direxion Daily Corporate Bond Bear 1X Shares, Direxion Daily Municipal Bond Taxable Bear 1X Shares and Direxion Daily Small Cap Bear 1X Shares under the heading “Fees and Expenses of the Fund” are hereby replaced with the following:

ANNUAL FUND OPERATING EXPENSES
(expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.35%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses of the Fund (1)	0.30%
Acquired Fund Fees and Expenses(1)	0.02%

Total Annual Fund Operating Expenses	0.67%
Expense Cap/Reimbursement(2)	(0.20)%

Total Annual Fund Operating Expenses After Expense Cap/Reimbursement	0.47%

(1)	Other Expenses and Acquired Fund Fees and Expenses are estimated for the Fund’s current fiscal year.
(2)	Rafferty Asset Management, LLC (“Rafferty” or the “Adviser”) has entered into an Operating Expense Limitation Agreement with the Fund. Under the Operating Expense Limitation Agreement, Rafferty has

contractually agreed to cap all or a portion of its management fee and/or reimburse the Fund for Other Expenses through September 1, 2018, to the extent that the Fund’s Total Annual Fund Operating Expenses exceed 0.45% of the Fund’s daily net assets (excluding, as applicable, among other expenses, any front-end or contingent deferred sales loads, taxes, swap financing and related costs, acquired fund fees and expenses, dividends or interest on short positions, other interest expenses, brokerage commissions, expenses incurred in connection with any merger or reorganization and extraordinary expenses such as litigation or other expenses outside the typical day-to-day operations of the Fund).

Any expense cap is subject to reimbursement by the Fund within the following three years only if overall expenses fall below these percentage limitations. This agreement may be terminated or revised at any time with the consent of the Board of Trustees.

Expense Example

The example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years
$48	$194

In addition, on page 139 of the Prospectus, in the second paragraph under the section “Management of the Funds,” the Advisory Fee Charged table is updated accordingly for the Funds:

Fund	Advisory Fee Charged
Direxion Daily 7-10 Year Treasury Bear 1X Shares	0.35%
Direxion Daily 20+ Year Treasury Bear 1X Shares	0.35%
Direxion Daily Corporate Bond Bear 1X Shares	0.35%
Direxion Daily Municipal Bond Taxable Bear 1X Shares	0.35%
Direxion Daily Small Cap Bear 1X Shares	0.35%
Direxion Daily Total Bond Market Bear 1X Shares	0.35%

Additionally, on page 140 of the Prospectus, in the fifth paragraph under the section “Management of the Funds,” the Expense Cap table is updated accordingly for the Funds:

Fund	Expense Cap
Direxion Daily 7-10 Year Treasury Bear 1X Shares	0.45%
Direxion Daily 20+ Year Treasury Bear 1X Shares	0.45%
Direxion Daily Corporate Bond Bear 1X Shares	0.45%
Direxion Daily Municipal Bond Taxable Bear 1X Shares	0.45%
Direxion Daily Small Cap Bear 1X Shares	0.45%
Direxion Daily Total Bond Market Bear 1X Shares	0.45%

Also, on page 43 of the Funds’ SAI, the fourth paragraph under the Section “Investment Adviser” is hereby replaced with the following:

Pursuant to the Advisory Agreement, the Funds pay Rafferty 0.35% at an annual rate based on their average daily net assets, except for the China Funds and the Direxion Daily Greece Bear 1X Shares which pay 0.60% at an annual rate based on their average daily net assets.

Finally, on page 44 of the Funds’ SAI, the seventh paragraph under the Section “Investment Adviser” is hereby replaced with the following:

Each Fund is responsible for its own operating expenses. Rafferty has entered into an Operating Expense Limitation Agreement with each Fund. Under this Operating Expense Limitation Agreement, Rafferty has contractually agreed to cap all or a portion of its management fee and/or reimburse each Fund for Other Expenses (excluding, as applicable, among other expenses, any front-end or contingent deferred sales loads, taxes, swap financing and related costs, acquired fund fees and expenses, dividends or interest on short positions, other interest expenses, brokerage commissions, expenses incurred in connection with any merger or reorganization and extraordinary expenses such as litigation or other expenses outside the typical day-to-day operations of the Fund) through September 1, 2018 to the extent that each Fund’s Total Annual Fund Operating Expenses exceed: 0.45% for each Fund, except 0.80% for the China Funds and the Direxion Daily Greece Bear 1X Shares, of each Fund’s daily net assets. Any expense cap is subject to reimbursement by a Fund only within the following three years only if overall expenses fall below these percentage limitations. This agreement may be terminated at any time at the discretion of the Board upon notice to the Adviser and without the approval of Fund shareholders. The agreement may be terminated by the Adviser only with the consent of the Board.

For more information, please contact the Fund at (866) 476-7523.

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Please retain a copy of this Supplement with your Prospectus and SAI.